PRIMECAP Odyssey Stock Fund | PRIMECAP Odyssey Stock Fund
PRIMECAP Odyssey Stock Fund
Investment Objective
The PRIMECAP Odyssey Stock Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	PRIMECAP Odyssey Stock Fund
Maximum sales charge on purchases or reinvested dividends	none
Redemption or exchange fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PRIMECAP Odyssey Stock Fund
Management fees		0.55%
Other expenses	[1]	0.12%
Total annual fund operating expenses		0.67%
[1]	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this prospectus which reflects only the operating expenses of the PRIMECAP Odyssey Stock Fund.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PRIMECAP Odyssey Stock Fund	68	214	373	835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Primary Investment Strategies
The Fund invests primarily in the common stocks of U.S. companies.  The Fund invests at least 80% of its assets in stocks (the Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy).  The Fund may invest in stocks across all market sectors and market capitalizations, though it has historically invested primarily in large- and mid-capitalization companies.  Because of the Advisor’s bottom-up selection process, the Fund may maintain a significantly overweight or underweight position in a particular sector relative to the S&P 500® Index at any time.  The Fund may also invest in foreign securities through depository receipts or stocks traded on a foreign exchange.

PRIMECAP Management Company (the “Advisor”), through its fundamental research, seeks to identify stocks with attractive growth prospects that are trading at reasonable valuations.  The Advisor looks for companies that, in its judgment, will grow faster and/or will be more profitable than their current market valuations suggest and for companies with asset values that are not adequately reflected in their stock prices.  The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true.  The Advisor maintains a long-term focus and attempts to identify stocks that it believes will outperform the S&P 500® Index, a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market, over a three- to five-year time frame.

Primary Risks
You may lose money by investing in the Fund. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

•	Stock market risk. The chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•
Investment style risk. The chance that returns from the mix of small-, mid-, and large-cap stocks in the Fund’s portfolio will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.

•
Sector-focus risk. The chance that investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

•
Small- and mid-cap stocks risk. The chance that small- and mid-cap stocks may trade less frequently or in more limited volume than those of larger, more established companies; may fluctuate in value more; and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

•	Manager risk. The chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative benchmarks or other funds with similar investment objectives.

•
Foreign securities risk. The chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events—such as political upheaval, financial troubles, or natural disasters—will weaken a country’s securities markets; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Fund Performance
The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart illustrates the Fund’s total return for the calendar years shown below. The table illustrates the Fund’s average annual return over time compared with a domestic broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses, or taxes.  For additional information on the index, please see “Index Description.”  Updated performance is available on the Fund’s website at www.odysseyfunds.com.

Calendar Year Total Return

During the period shown in the bar chart, the Fund’s highest quarterly return was +17.15% for the quarter ended September 30, 2009, and the lowest quarterly return was -21.90% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2012
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PRIMECAP Odyssey Stock Fund	13.62%	3.59%	6.85%	Nov. 01, 2004
PRIMECAP Odyssey Stock Fund After Taxes on Distributions	13.37%	3.44%	6.71%
PRIMECAP Odyssey Stock Fund After Taxes on Distributions and Sale of Fund Shares	9.20%	3.06%	5.99%
PRIMECAP Odyssey Stock Fund S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	5.06%	Nov. 01, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).